LOANS RECEIVABLE (Detail Textuals) - CAD ($)	12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2018
Loans Receivable [Line Items]
Advances	$ 278,619	$ 100,000
Waterproof
Loans Receivable [Line Items]
Advances	28,619	$ 100,000
Loan receivable interest rate		8.00%
Loans receivable default interest rate		2% plus the applicable rate
Accrued interest receivable	7,168		$ 11,322
Participant Games Inc.
Loans Receivable [Line Items]
Advances	$ 150,000	$ 0
Loan receivable interest rate	15.00%
Accrued interest receivable	$ 22,135		49,806
Installment Entertainment Inc.
Loans Receivable [Line Items]
Advances	$ 100,000	$ 0
Loan receivable interest rate	15.00%
Accrued interest receivable	$ 9,357		$ 26,937